Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		45 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (738)	$ (1,116)	$ (4,764)
Decrease of deposits from customers
Increase of taxes payable
Decrease (increase) of Accounts receivable
Increase of Due to Officer		(1,500)	106
Increase of Depreciation, amortization, and other noncash items	831	830	2,976
Net cash provided by operating activities	93	(1,786)	(1,682)
Investing Activities
Purchases of Computer System			(5,548)
CASH FLOWS FROM FINANCING ACTIVITIES:
Common stock issued			51,468
Other paid-in capital			29,169
Increase (decrease) in cash
Cash, beginning at the period	73,315	75,055
Cash, end at the period	$ 73,407	$ 73,269	$ 73,407